Accrued Expenses And Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables
Accrued expenses and other payables consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Refund liability*	16,126,030	19,976,189
Accrued payroll and welfare	19,664,360	20,228,470
Accrued test monitoring fees	2,432,153	2,432,153
Accrued professional services expenses	2,658,861	3,791,413
Income taxes payable	22,781	14,834
Other current liabilities	7,269,910	9,461,451

Total accrued expenses and other payables	48,174,095	55,904,510